Significant Accounting Policies (Schedule of Reclassifications) (Details) (USD $)	3 Months Ended		4 Months Ended		12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2014	Dec. 31, 2012
Revenues	$ 1,169,860	$ 901,199	$ 1,229,096	$ 745,656	$ 3,981,722	$ 2,684,931
Operating Expenses:
Instructional		162,670
Marketing		293,089
Cost of Revenues	449,098	455,759	749,930	865,408	1,859,764	2,068,812
General and administrative	1,200,216	1,476,767	1,670,812	2,123,685	6,300,229	5,508,507
Receivable Collateral Valuation Reserve					123,647	502,315
Depreciation and amortization	125,607	109,435	159,269	121,812	474,752	397,923
Total Operating Expenses	1,774,921	2,041,961	2,580,011	3,110,905	8,758,392	8,477,557
As Previously Reported [Member]
Revenues		929,993
Operating Expenses:
Instructional		224,381
Marketing		335,089
Cost of Revenues		559,470				2,342,037
General and administrative		1,373,056				5,235,282
Receivable Collateral Valuation Reserve						502,315
Depreciation and amortization		109,435				397,923
Total Operating Expenses		2,041,961				8,477,557
Restatement Adjustment [Member]
Revenues		28,794
Operating Expenses:
Cost of Revenues		(103,711)				(273,225)
General and administrative		103,711				273,225
Restatement Adjustment [Member] | Dues, Fees, and Licenses [Member]
Operating Expenses:
Instructional		(30,335)
Marketing
Cost of Revenues		(30,335)				(32,234)
General and administrative		30,335				32,234
Receivable Collateral Valuation Reserve
Depreciation and amortization
Total Operating Expenses
Restatement Adjustment [Member] | Consulting Expense [Member]
Operating Expenses:
Cost of Revenues						(111,927)
General and administrative						111,927
Receivable Collateral Valuation Reserve
Depreciation and amortization
Total Operating Expenses
Restatement Adjustment [Member] | Executive Academic Chair [Member]
Operating Expenses:
Cost of Revenues						(105,500)
General and administrative						105,500
Receivable Collateral Valuation Reserve
Depreciation and amortization
Total Operating Expenses
Restatement Adjustment [Member] | Financial Aid Processing Costs [Member]
Operating Expenses:
Cost of Revenues						(23,564)
General and administrative						23,564
Receivable Collateral Valuation Reserve
Depreciation and amortization
Total Operating Expenses
Restatement Adjustment [Member] | Internet Related Expense [Member]
Operating Expenses:
Instructional		(31,576)
Marketing
Cost of Revenues		(31,576)
General and administrative		31,576
Depreciation and amortization
Total Operating Expenses
Restatement Adjustment [Member] | Marketing Fees [Member]
Operating Expenses:
Instructional
Marketing		(42,000)
Cost of Revenues		(42,000)
General and administrative		42,000
Depreciation and amortization
Total Operating Expenses
Restatement Adjustment [Member] | Library Services [Member]
Operating Expenses:
Instructional		200
Marketing
Cost of Revenues		200
General and administrative		(200)
Depreciation and amortization
Total Operating Expenses